Consolidated Statement of Comprehensive Income (Loss) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Comprehensive Income [Abstract]
Net earnings (loss)	$ (5,795)	$ 15,345	$ 13,355
Less net earnings (loss) attributable to noncontrolling interests	332	112	298
Net earnings (loss) attributable to the Company	(6,126)	15,233	13,057
Other comprehensive income (loss)
Investment securities	(553)	708	(374)
Currency translation adjustments	(3,137)	(2,730)	(308)
Cash flow hedges	99	234	466
Benefit plans	5,165	(7,278)	11,300
Other comprehensive income (loss)	1,575	(9,066)	11,084
Less Other comprehensive income (loss) attributable to noncontrolling interests	(69)	(13)	(25)
Other comprehensive income (loss) attributable to the Company	1,644	(9,053)	11,109
Comprehensive income (loss)	(4,220)	6,278	24,440
Less Comprehensive income (loss) attributable to noncontrolling interests	263	99	273
Comprehensive income (loss) attributable to the Company	$ (4,483)	$ 6,180	$ 24,167